UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ==============================================================

       ANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       DECEMBER 31, 2014

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"THE BEGINNING OF A NEW YEAR CAN BE A GREAT
TIME TO TAKE STOCK OF YOUR FINANCIAL WELL           [PHOTO OF BROOKS ENGLEHARDT]
BEING, TAX SITUATION, AND THE PROGRESS YOU'VE
MADE TOWARD YOUR GOALS."

--------------------------------------------------------------------------------

FEBRUARY 2015

When the reporting period began in January 2014, investors had high hopes for the U.S. economy--that growth would accelerate and the economic recovery would continue. At the same time, many expected long-term interest rates to rise when the Federal Reserve (the Fed) started tapering (or reducing) its quantitative easing (QE) asset purchases. Some pundits predicted a "great rotation" from bonds into stocks as interest rates rose and bond prices fell (bond prices and interest rates move in opposite directions).

The reality, however, was somewhat different. Instead of interest rates rising, they fell during the reporting period, driving up bond prices. Meanwhile, the U.S. economy hit a winter weather-related soft patch and actually contracted during the first quarter. Then, after regaining its footing in the second quarter, the U.S. economy slowly strengthened and by the end of the year, observers were once again optimistic that economic growth could accelerate in 2015.

During the reporting period, foreign economies underperformed that of the U.S. Europe's economic growth slowed, Japan struggled to jumpstart its moribund economy, and the economy of the former engine of global growth-- China--weakened. Although economic divergence is likely to continue for a time, we do not believe it will endure over the long term. Eventually, the global economy will either rebound or global economic weakness will weigh on the U.S. economy, dampening growth. According to Standard & Poor's, S&P 500 companies generate 46.3% of their sales overseas.

That said, economic divergence also has been observed in central bank policy and equity market performance. As the Fed finished tapering its QE program during October, other global central banks continued to ease monetary policy, pushing down interest rates around the world. At the same time, U.S. stocks recorded strong gains for the reporting period, outperforming European stocks and emerging markets stocks--which generally posted declines.

Meanwhile, inflation pressures have continued to ease, with the collapse of energy prices a prime example. Oil prices fell close to 50% during the reporting period. Natural gas prices also declined. At USAA Investments, we believe the U.S. economy will generally benefit from lower energy prices.

================================================================================

================================================================================

Consumer spending comprises a large percentage of the U.S. economy and lower energy prices means consumers will have more money to spend on other things. However, no one knows how significantly lower prices will affect energy-producing regions or energy-related industries, such as oil services and steel manufacturing.

The reporting period also was marked by an increase in geopolitical worries-- from Russia's involvement in Ukraine to ongoing Islamic extremism. Furthermore, near the end of the reporting period, Greece's government was forced to call an early national election, raising fears that the main opposition party--should it win--would seek to change the country's bailout agreement with the European Union. Stories such as these may influence the investment environment during the months ahead. We also expect to see exaggerated news reports if market volatility increases, as we anticipate that it might. However, dramatic news headlines are designed to elicit an emotional reaction, and shareholders should instead focus on relevant information, such as the direction of interest rates and economic conditions, to give them the perspective they need to appropriately manage their investments.

Investors also may want to make a new year's resolution to improve their financial fitness. As I write to you, 2015 has just started. The beginning of a new year can be a great time to take stock of your financial well being, tax situation, and the progress you've made toward achieving your goals. If you want to simplify your finances, you may consider consolidating some of your accounts. You also might want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. At the same time, you should make sure your investment plan still matches your goals, risk tolerance, and time horizon. If you'd like some help, please call one of our financial advisors. They would be happy to assist you.

From all of us here at USAA Investments, I wish you the happiest and healthiest of new years. We remain resolved to provide you with our best advice, exceptional service, and a wide variety of investment options. Thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                               1

MANAGER'S COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          4

FINANCIAL INFORMATION

    Distributions to Shareholders                                            9

    Report of Independent Registered
      Public Accounting Firm                                                10

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       32

    Financial Statements                                                    34

    Notes to Financial Statements                                           37

EXPENSE EXAMPLE                                                             52

TRUSTEES' AND OFFICERS' INFORMATION                                         54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE S&P 500(R) INDEX. THE S&P 500 INDEX EMPHASIZES STOCKS OF LARGE U.S. COMPANIES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The United States generally outperformed international markets as the economy exhibited signs of sustained improvement. Strong economic data and corporate earnings in the United States continued to support growth expectations and weak economic data from international developed markets drove investors to seek the relative safety of U.S. assets. Additionally, corporate issuance of bonds reached an all-time high due to a large boost in mergers and acquisition activity. However, central banks generally followed easy monetary policy, helping the performance of riskier assets in their attempt to stimulate growth.

    In October of 2014, the Federal Open Market Committee (FOMC) ended the quantitative easing (QE) program; however, Federal Reserve Chair Janet Yellen continued to support low interest rates for an extended period of time. The minutes of the December meeting of the FOMC showed initial interest rate hikes would be unlikely until at least mid-2015 as strong economic data in the United States supported the end of QE. The market reacted positively as investors widely anticipated the news and was encouraged by the pledge to keep rates low until 2015.

    U.S. equities experienced modest gains during the reporting period as strong corporate earnings and economic data bolstered confidence in the U.S. economy. While the reporting period started slowly, partly due to weak consumer figures related to an unusually harsh winter, U.S. equities shrugged it off as corporate earnings and improved economic data led to increased confidence in the U.S. economy. In 2014, there was also a flurry of corporate actions with the largest wave of bond issuances and acquisitions in recent years as companies sought to take advantage of low interest rates and tax advantages from re-domiciling, though recently introduced legislation led to some deals falling apart. Additionally, the Federal Reserve maintained its pledge to keep interest rates low for an extended period of time, despite the end of its QE program, and global

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

    central banks became increasingly accommodative in their monetary policies.

o HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund closely tracked its benchmark, the broad-based S&P 500(R) Index (the Index), for the reporting period. The USAA S&P 500 Index Fund Member Shares and Reward Shares returned 13.38% and 13.53%, respectively, during the reporting period versus the Index which returned 13.69%. The Index is a group of large-company stocks that is not available for direct investment.

o   PLEASE DESCRIBE SECTOR PERFORMANCE DURING THE REPORTING PERIOD.

    Almost all sectors showed positive performance for the year. The top performing sector in the Index was utilities, returning 28.72%. The next best performing sector was health care, which returned 25.37%. The worst performing sectors in the Index were energy, telecommunication services, and materials, which returned -7.67%, 2.44%, and 6.91%, respectively.

    Thank you for your investment in the Fund.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    Refer to page 5 for the benchmark definition.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (MEMBER SHARES) (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                             12/31/14               12/31/13
--------------------------------------------------------------------------------
Net Assets                                $2.8 Billion           $2.6 Billion
Net Asset Value Per Share                    $29.41                 $26.39

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS* AS OF 12/31/14
--------------------------------------------------------------------------------
     1 YEAR                        5 YEARS                        10 YEARS
     13.38%                        15.16%                          7.44%

--------------------------------------------------------------------------------
                            EXPENSE RATIOS AS OF 12/31/13**
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT        0.30%         AFTER REIMBURSEMENT        0.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Returns for the Member Shares exclude the account maintenance fee.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Member Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income. The performance data excludes the impact of a $10 account maintenance fee that is assessed on accounts with balances below $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

                  o CUMULATIVE PERFORMANCE COMPARISON o

                              MEMBER SHARES

              [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                  USAA S&P 500 INDEX FUND
                           S&P 500 INDEX               MEMBER SHARES
12/31/2004                $  10,000.00                $  10,000.00
 1/31/2005                    9,756.25                    9,757.58
 2/28/2005                    9,961.56                    9,961.43
 3/31/2005                    9,785.16                    9,783.96
 4/30/2005                    9,599.58                    9,595.91
 5/31/2005                    9,905.03                    9,900.10
 6/30/2005                    9,919.09                    9,912.76
 7/31/2005                   10,287.96                   10,279.28
 8/31/2005                   10,194.09                   10,184.88
 9/30/2005                   10,276.66                   10,265.81
10/31/2005                   10,105.34                   10,092.95
11/30/2005                   10,487.54                   10,472.13
12/31/2005                   10,491.14                   10,476.78
 1/31/2006                   10,768.98                   10,751.31
 2/28/2006                   10,798.20                   10,779.32
 3/31/2006                   10,932.61                   10,912.56
 4/30/2006                   11,079.41                   11,053.19
 5/31/2006                   10,760.53                   10,738.18
 6/30/2006                   10,775.12                   10,750.50
 7/31/2006                   10,841.58                   10,812.64
 8/31/2006                   11,099.54                   11,066.86
 9/30/2006                   11,385.58                   11,351.16
10/31/2006                   11,756.59                   11,719.89
11/30/2006                   11,980.15                   11,941.12
12/31/2006                   12,148.20                   12,104.36
 1/31/2007                   12,331.92                   12,286.72
 2/28/2007                   12,090.72                   12,047.37
 3/31/2007                   12,225.96                   12,179.51
 4/30/2007                   12,767.51                   12,717.52
 5/31/2007                   13,213.03                   13,158.23
 6/30/2007                   12,993.52                   12,940.71
 7/31/2007                   12,590.66                   12,538.47
 8/31/2007                   12,779.39                   12,722.35
 9/30/2007                   13,257.33                   13,198.29
10/31/2007                   13,468.21                   13,406.05
11/30/2007                   12,905.15                   12,840.49
12/31/2007                   12,815.62                   12,748.47
 1/31/2008                   12,046.92                   11,982.87
 2/29/2008                   11,655.56                   11,594.26
 3/31/2008                   11,605.24                   11,537.91
 4/30/2008                   12,170.45                   12,103.15
 5/31/2008                   12,328.09                   12,254.66
 6/30/2008                   11,288.78                   11,220.37
 7/31/2008                   11,193.89                   11,126.67
 8/31/2008                   11,355.80                   11,284.79
 9/30/2008                   10,343.92                   10,273.82
10/31/2008                    8,606.68                    8,548.76
11/30/2008                    7,989.11                    7,930.56
12/31/2008                    8,074.12                    8,014.69
 1/31/2009                    7,393.58                    7,338.39
 2/28/2009                    6,606.33                    6,555.31
 3/31/2009                    7,185.01                    7,129.82
 4/30/2009                    7,872.68                    7,810.55
 5/31/2009                    8,313.03                    8,246.46
 6/30/2009                    8,329.52                    8,264.08
 7/31/2009                    8,959.54                    8,888.24
 8/31/2009                    9,283.02                    9,206.32
 9/30/2009                    9,629.41                    9,547.76
10/31/2009                    9,450.53                    9,366.93
11/30/2009                   10,017.40                    9,927.50
12/31/2009                   10,210.89                   10,120.75
 1/31/2010                    9,843.57                    9,757.35
 2/28/2010                   10,148.49                   10,054.12
 3/31/2010                   10,760.90                   10,663.25
 4/30/2010                   10,930.79                   10,827.39
 5/31/2010                   10,057.96                    9,958.04
 6/30/2010                    9,531.45                    9,434.21
 7/31/2010                   10,199.25                   10,093.69
 8/31/2010                    9,738.81                    9,635.72
 9/30/2010                   10,607.95                   10,492.72
10/31/2010                   11,011.57                   10,891.33
11/30/2010                   11,012.98                   10,891.33
12/31/2010                   11,749.00                   11,619.61
 1/31/2011                   12,027.47                   11,890.69
 2/28/2011                   12,439.52                   12,297.31
 3/31/2011                   12,444.46                   12,294.75
 4/30/2011                   12,813.01                   12,660.37
 5/31/2011                   12,667.97                   12,511.64
 6/30/2011                   12,456.81                   12,304.93
 7/31/2011                   12,203.50                   12,049.75
 8/31/2011                   11,540.59                   11,390.00
 9/30/2011                   10,729.30                   10,588.14
10/31/2011                   11,901.94                   11,745.14
11/30/2011                   11,875.63                   11,713.87
12/31/2011                   11,997.11                   11,831.32
 1/31/2012                   12,534.76                   12,359.11
 2/29/2012                   13,076.79                   12,893.18
 3/31/2012                   13,507.14                   13,311.73
 4/30/2012                   13,422.36                   13,229.64
 5/31/2012                   12,615.67                   12,427.65
 6/30/2012                   13,135.46                   12,940.22
 7/31/2012                   13,317.90                   13,117.91
 8/31/2012                   13,617.85                   13,409.85
 9/30/2012                   13,969.76                   13,755.70
10/31/2012                   13,711.82                   13,494.23
11/30/2012                   13,791.36                   13,570.76
12/31/2012                   13,917.07                   13,695.04
 1/31/2013                   14,637.90                   14,402.01
 2/28/2013                   14,836.61                   14,590.54
 3/31/2013                   15,393.03                   15,130.37
 4/30/2013                   15,689.60                   15,421.34
 5/31/2013                   16,056.61                   15,779.97
 6/30/2013                   15,840.99                   15,564.19
 7/31/2013                   16,647.05                   16,365.84
 8/31/2013                   16,164.92                   15,876.70
 9/30/2013                   16,671.85                   16,372.35
10/31/2013                   17,438.21                   17,123.06
11/30/2013                   17,969.63                   17,641.73
12/31/2013                   18,424.55                   18,080.90
 1/31/2014                   17,787.54                   17,450.57
 2/28/2014                   18,601.21                   18,245.34
 3/31/2014                   18,757.56                   18,395.64
 4/30/2014                   18,896.22                   18,526.45
 5/31/2014                   19,339.79                   18,960.18
 6/30/2014                   19,739.30                   19,342.59
 7/31/2014                   19,467.08                   19,072.99
 8/31/2014                   20,245.86                   19,833.42
 9/30/2014                   19,961.94                   19,549.49
10/31/2014                   20,449.51                   20,021.56
11/30/2014                   20,999.50                   20,556.12
12/31/2014                   20,946.60                   20,500.64

                               [END CHART]

                         Data from 12/31/04 to 12/31/14.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded U.S. stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the index does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (REWARD SHARES) (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                                 12/31/14            12/31/13
--------------------------------------------------------------------------------
Net Assets                                    $2.3 Billion         $1.8 Billion
Net Asset Value Per Share                        $29.42               $26.39

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
     1 YEAR                        5 YEARS                        10 YEARS
     13.53%                        15.30%                          7.57%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/13*
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT        0.20%         AFTER REIMBURSEMENT        0.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.15% of the Reward Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA fund participating in a fund-of-funds investment strategy.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                   REWARD SHARES

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                    USAA S&P 500 INDEX FUND
                           S&P 500 INDEX                 REWARD SHARES
12/31/2004                 $  10,000.00                 $  10,000.00
 1/31/2005                     9,756.25                     9,757.58
 2/28/2005                     9,961.56                     9,961.43
 3/31/2005                     9,785.16                     9,784.52
 4/30/2005                     9,599.58                     9,601.99
 5/31/2005                     9,905.03                     9,906.20
 6/30/2005                     9,919.09                     9,915.77
 7/31/2005                    10,287.96                    10,287.96
 8/31/2005                    10,194.09                    10,193.53
 9/30/2005                    10,276.66                    10,271.68
10/31/2005                    10,105.34                    10,098.72
11/30/2005                    10,487.54                    10,483.70
12/31/2005                    10,491.14                    10,485.51
 1/31/2006                    10,768.98                    10,760.26
 2/28/2006                    10,798.20                    10,788.30
 3/31/2006                    10,932.61                    10,924.16
 4/30/2006                    11,079.41                    11,070.56
 5/31/2006                    10,760.53                    10,749.60
 6/30/2006                    10,775.12                    10,764.94
 7/31/2006                    10,841.58                    10,832.82
 8/31/2006                    11,099.54                    11,087.38
 9/30/2006                    11,385.58                    11,374.78
10/31/2006                    11,756.59                    11,744.09
11/30/2006                    11,980.15                    11,965.68
12/31/2006                    12,148.20                    12,132.33
 1/31/2007                    12,331.92                    12,315.03
 2/28/2007                    12,090.72                    12,075.23
 3/31/2007                    12,225.96                    12,204.79
 4/30/2007                    12,767.51                    12,749.65
 5/31/2007                    13,213.03                    13,191.27
 6/30/2007                    12,993.52                    12,970.75
 7/31/2007                    12,590.66                    12,567.58
 8/31/2007                    12,779.39                    12,757.65
 9/30/2007                    13,257.33                    13,231.89
10/31/2007                    13,468.21                    13,440.18
11/30/2007                    12,905.15                    12,878.96
12/31/2007                    12,815.62                    12,790.15
 1/31/2008                    12,046.92                    12,022.39
 2/29/2008                    11,655.56                    11,626.88
 3/31/2008                    11,605.24                    11,578.99
 4/30/2008                    12,170.45                    12,140.12
 5/31/2008                    12,328.09                    12,297.93
 6/30/2008                    11,288.78                    11,264.65
 7/31/2008                    11,193.89                    11,164.75
 8/31/2008                    11,355.80                    11,329.29
 9/30/2008                    10,343.92                    10,319.16
10/31/2008                     8,606.68                     8,581.57
11/30/2008                     7,989.11                     7,966.91
12/31/2008                     8,074.12                     8,048.99
 1/31/2009                     7,393.58                     7,375.76
 2/28/2009                     6,606.33                     6,589.33
 3/31/2009                     7,185.01                     7,162.99
 4/30/2009                     7,872.68                     7,852.89
 5/31/2009                     8,313.03                     8,290.83
 6/30/2009                     8,329.52                     8,305.70
 7/31/2009                     8,959.54                     8,933.00
 8/31/2009                     9,283.02                     9,258.71
 9/30/2009                     9,629.41                     9,599.53
10/31/2009                     9,450.53                     9,423.78
11/30/2009                    10,017.40                     9,987.39
12/31/2009                    10,210.89                    10,179.74
 1/31/2010                     9,843.57                     9,814.22
 2/28/2010                    10,148.49                    10,118.82
 3/31/2010                    10,760.90                    10,729.23
 4/30/2010                    10,930.79                    10,894.39
 5/31/2010                    10,057.96                    10,025.78
 6/30/2010                     9,531.45                     9,496.65
 7/31/2010                    10,199.25                    10,166.64
 8/31/2010                     9,738.81                     9,705.64
 9/30/2010                    10,607.95                    10,572.39
10/31/2010                    11,011.57                    10,973.80
11/30/2010                    11,012.98                    10,973.80
12/31/2010                    11,749.00                    11,705.87
 1/31/2011                    12,027.47                    11,978.97
 2/28/2011                    12,439.52                    12,388.61
 3/31/2011                    12,444.46                    12,396.96
 4/30/2011                    12,813.01                    12,759.19
 5/31/2011                    12,667.97                    12,615.54
 6/30/2011                    12,456.81                    12,404.73
 7/31/2011                    12,203.50                    12,147.48
 8/31/2011                    11,540.59                    11,488.65
 9/30/2011                    10,729.30                    10,677.38
10/31/2011                    11,901.94                    11,844.14
11/30/2011                    11,875.63                    11,818.91
12/31/2011                    11,997.11                    11,934.73
 1/31/2012                    12,534.76                    12,473.48
 2/29/2012                    13,076.79                    13,005.88
 3/31/2012                    13,507.14                    13,437.56
 4/30/2012                    13,422.36                    13,348.36
 5/31/2012                    12,615.67                    12,545.55
 6/30/2012                    13,135.46                    13,059.55
 7/31/2012                    13,317.90                    13,238.88
 8/31/2012                    13,617.85                    13,533.51
 9/30/2012                    13,969.76                    13,886.02
10/31/2012                    13,711.82                    13,628.52
11/30/2012                    13,791.36                    13,705.77
12/31/2012                    13,917.07                    13,828.07
 1/31/2013                    14,637.90                    14,541.91
 2/28/2013                    14,836.61                    14,739.07
 3/31/2013                    15,393.03                    15,288.97
 4/30/2013                    15,689.60                    15,582.85
 5/31/2013                    16,056.61                    15,945.09
 6/30/2013                    15,840.99                    15,722.93
 7/31/2013                    16,647.05                    16,532.75
 8/31/2013                    16,164.92                    16,045.49
 9/30/2013                    16,671.85                    16,543.44
10/31/2013                    17,438.21                    17,301.99
11/30/2013                    17,969.63                    17,826.09
12/31/2013                    18,424.55                    18,274.74
 1/31/2014                    17,787.54                    17,644.57
 2/28/2014                    18,601.21                    18,447.86
 3/31/2014                    18,757.56                    18,597.09
 4/30/2014                    18,896.22                    18,736.29
 5/31/2014                    19,339.79                    19,167.81
 6/30/2014                    19,739.30                    19,566.26
 7/31/2014                    19,467.08                    19,293.63
 8/31/2014                    20,245.86                    20,062.58
 9/30/2014                    19,961.94                    19,780.62
10/31/2014                    20,449.51                    20,258.11
11/30/2014                    20,999.50                    20,798.79
12/31/2014                    20,946.60                    20,747.11

                                   [END CHART]

                         Data from 12/31/04 to 12/31/14.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index (see page 5 for the benchmark definition).

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the index does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o TOP 10 EQUITY HOLDINGS - 12/31/14 o
                               (% of Net Assets)

Apple, Inc. .............................................................  3.4%
Exxon Mobil Corp. .......................................................  2.1%
Microsoft Corp. .........................................................  2.0%
Johnson & Johnson  ......................................................  1.5%
Berkshire Hathaway, Inc. "B" ............................................  1.5%
Wells Fargo & Co. .......................................................  1.4%
General Electric Co. ....................................................  1.3%
Procter & Gamble Co. ....................................................  1.3%
JPMorgan Chase & Co. ....................................................  1.2%
Chevron Corp. ...........................................................  1.1%

You will fund a complete list of securities that the Fund owns on pages 11-31.

                       o SECTOR ALLOCATION* - 12/31/14 o

                       [PIE CHART OF SECTOR ALLOCATION*]

INFORMATION TECHNOLOGY                                                     18.8%
FINANCIALS                                                                 15.9%
HEALTH CARE                                                                13.6%
CONSUMER DISCRETIONARY                                                     11.6%
INDUSTRIALS                                                                10.0%
CONSUMER STAPLES                                                            9.4%
ENERGY                                                                      8.1%
UTILITIES                                                                   3.1%
MATERIALS                                                                   3.0%
TELECOMMUNICATION SERVICES                                                  2.2%

                                   [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2014:

 DIVIDEND RECEIVED         QUALIFIED DIVIDEND
DEDUCTION (CORPORATE      INCOME (NON-CORPORATE     QUALIFIED INTEREST
  SHAREHOLDERS)(1)          SHAREHOLDERS)(1)              INCOME
-----------------------------------------------------------------------
       100%                     100%                     $3,000
-----------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2015

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2014

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             COMMON STOCKS (95.7%)

             CONSUMER DISCRETIONARY (11.6%)
             ------------------------------
             ADVERTISING (0.1%)
   111,646   Interpublic Group of Companies, Inc.                                    $    2,319
    65,699   Omnicom Group, Inc.                                                          5,090
                                                                                     ----------
                                                                                          7,409
                                                                                     ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    73,075   Coach, Inc.                                                                  2,745
    11,987   Fossil Group, Inc.*                                                          1,327
    54,766   Michael Kors Holding Ltd.*                                                   4,113
    21,969   PVH Corp.                                                                    2,816
    16,119   Ralph Lauren Corp.                                                           2,984
    44,340   Under Armour, Inc. "A"*                                                      3,011
    91,920   VF Corp.                                                                     6,885
                                                                                     ----------
                                                                                         23,881
                                                                                     ----------
             APPAREL RETAIL (0.5%)
    70,992   Gap, Inc.                                                                    2,989
    65,552   L Brands, Inc.                                                               5,674
    55,835   Ross Stores, Inc.                                                            5,263
   183,537   TJX Companies, Inc.                                                         12,587
    27,043   Urban Outfitters, Inc.*                                                        950
                                                                                     ----------
                                                                                         27,463
                                                                                     ----------
             AUTO PARTS & EQUIPMENT (0.3%)
    60,754   BorgWarner, Inc.                                                             3,338
    78,426   Delphi Automotive plc                                                        5,703
   177,346   Johnson Controls, Inc.                                                       8,573
                                                                                     ----------
                                                                                         17,614
                                                                                     ----------
             AUTOMOBILE MANUFACTURERS (0.5%)
 1,022,444   Ford Motor Co.                                                              15,848
   359,104   General Motors Co.                                                          12,536
                                                                                     ----------
                                                                                         28,384
                                                                                     ----------
             AUTOMOTIVE RETAIL (0.3%)
    19,913   AutoNation, Inc.*                                                            1,203
     8,498   AutoZone, Inc.*                                                              5,261

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
    57,306   CarMax, Inc. *                                                          $    3,815
    26,968   O'Reilly Automotive, Inc. *                                                  5,195
                                                                                     ----------
                                                                                         15,474
                                                                                     ----------
             BROADCASTING (0.3%)
   126,859   CBS Corp. "B"                                                                7,020
    39,057   Discovery Communications, Inc. "A" *                                         1,346
    72,217   Discovery Communications, Inc. "C" *                                         2,435
    27,115   Scripps Networks Interactive "A"                                             2,041
                                                                                     ----------
                                                                                         12,842
                                                                                     ----------
             CABLE & SATELLITE (1.3%)
    59,441   Cablevision Systems Corp. "A"                                                1,227
   684,785   Comcast Corp. "A"                                                           39,724
   133,592   DIRECTV*                                                                    11,582
    74,613   Time Warner Cable, Inc.                                                     11,346
                                                                                     ----------
                                                                                         63,879
                                                                                     ----------
             CASINOS & GAMING (0.1%)
    21,667   Wynn Resorts Ltd.                                                            3,223
                                                                                     ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    76,868   Best Buy Co., Inc.                                                           2,996
    28,886   GameStop Corp. "A"                                                             977
                                                                                     ----------
                                                                                          3,973
                                                                                     ----------
             CONSUMER ELECTRONICS (0.1%)
    31,595   Garmin Ltd.                                                                  1,669
    18,195   Harman International Industries, Inc.                                        1,942
                                                                                     ----------
                                                                                          3,611
                                                                                     ----------
             DEPARTMENT STORES (0.2%)
    53,763   Kohl's Corp.                                                                 3,282
    91,839   Macy's, Inc.                                                                 6,038
    37,558   Nordstrom, Inc.                                                              2,982
                                                                                     ----------
                                                                                         12,302
                                                                                     ----------
             DISTRIBUTORS (0.1%)
    40,539   Genuine Parts Co.                                                            4,320
                                                                                     ----------
             FOOTWEAR (0.4%)
   185,560   NIKE, Inc."B"                                                               17,842
                                                                                     ----------
             GENERAL MERCHANDISE STORES (0.5%)
    80,964   Dollar General Corp.*                                                        5,724
    54,676   Dollar Tree, Inc.*                                                           3,848
    25,257   Family Dollar Stores, Inc.                                                   2,001
   169,375   Target Corp.                                                                12,857
                                                                                     ----------
                                                                                         24,430
                                                                                     ----------

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             HOME FURNISHINGS (0.1%)
    36,192   Leggett & Platt, Inc.                                                   $    1,542
    16,539   Mohawk Industries, Inc.*                                                     2,570
                                                                                     ----------
                                                                                          4,112
                                                                                     ----------
             HOME IMPROVEMENT RETAIL (1.1%)
   350,418   Home Depot, Inc.                                                            36,783
   258,700   Lowe's Companies, Inc.                                                      17,799
                                                                                     ----------
                                                                                         54,582
                                                                                     ----------
             HOMEBUILDING (0.1%)
    88,513   D.R. Horton, Inc.                                                            2,238
    47,805   Lennar Corp. "A"                                                             2,142
    88,427   Pulte Group, Inc.                                                            1,898
                                                                                     ----------
                                                                                          6,278
                                                                                     ----------
             HOMEFURNISHING RETAIL (0.1%)
    48,982   Bed Bath & Beyond, Inc.*                                                     3,731
                                                                                     ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
   119,530   Carnival Corp.                                                               5,418
    56,481   Marriott International, Inc. "A"                                             4,407
    44,126   Royal Caribbean Cruises Ltd.                                                 3,638
    47,257   Starwood Hotels & Resorts Worldwide, Inc.                                    3,831
    32,810   Wyndham Worldwide Corp.                                                      2,814
                                                                                     ----------
                                                                                         20,108
                                                                                     ----------
             HOUSEHOLD APPLIANCES (0.1%)
    20,752   Whirlpool Corp.                                                              4,021
                                                                                     ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    71,990   Newell Rubbermaid, Inc.                                                      2,742
                                                                                     ----------
             INTERNET RETAIL (1.1%)
   100,962   Amazon.com, Inc.*                                                           31,333
    26,288   Expedia, Inc.                                                                2,244
    16,023   Netflix, Inc.*                                                               5,474
    13,925   Priceline.com, Inc.*                                                        15,877
    29,330   TripAdvisor, Inc.*                                                           2,190
                                                                                     ----------
                                                                                         57,118
                                                                                     ----------
             LEISURE PRODUCTS (0.1%)
    29,866   Hasbro, Inc.                                                                 1,642
    89,577   Mattel, Inc.                                                                 2,772
                                                                                     ----------
                                                                                          4,414
                                                                                     ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    56,912   Harley-Davidson, Inc.                                                        3,751
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             MOVIES & ENTERTAINMENT (1.7%)
   222,969   Time Warner, Inc.                                                       $   19,046
   493,126   Twenty-First Centry Fox, Inc.                                               18,938
    98,321   Viacom, Inc. "B"                                                             7,399
   414,875   Walt Disney Co.                                                             39,077
                                                                                     ----------
                                                                                         84,460
                                                                                     ----------
             PUBLISHING (0.1%)
    59,525   Gannett Co., Inc.                                                            1,900
   133,320   News Corp. "A"*                                                              2,092
                                                                                     ----------
                                                                                          3,992
                                                                                     ----------
             RESTAURANTS (1.1%)
     8,256   Chipotle Mexican Grill, Inc.*                                                5,651
    35,370   Darden Restaurants, Inc.                                                     2,074
   258,769   McDonald's Corp.                                                            24,247
   198,962   Starbucks Corp.                                                             16,325
   116,545   Yum! Brands, Inc.                                                            8,490
                                                                                     ----------
                                                                                         56,787
                                                                                     ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    72,551   H&R Block, Inc.                                                              2,444
                                                                                     ----------
             SPECIALTY STORES (0.2%)
    26,258   PetSmart, Inc.                                                               2,135
   170,546   Staples, Inc.                                                                3,090
    29,976   Tiffany & Co.                                                                3,203
    35,942   Tractor Supply Co.                                                           2,833
                                                                                     ----------
                                                                                         11,261
                                                                                     ----------
             TIRES & RUBBER (0.0%)
    72,558   Goodyear Tire & Rubber Co.                                                   2,073
                                                                                     ----------
             Total Consumer Discretionary                                               588,521
                                                                                     ----------
             CONSUMER STAPLES (9.4%)
             ----------------------
             AGRICULTURAL PRODUCTS (0.2%)
   171,212   Archer-Daniels-Midland Co.                                                   8,903
                                                                                     ----------
             BREWERS (0.1%)
    42,341   Molson Coors Brewing Co. "B"                                                 3,155
                                                                                     ----------
             DISTILLERS & VINTNERS (0.1%)
    41,457   Brown-Forman Corp. "B"                                                       3,642
    44,641   Constellation Brands, Inc. "A"*                                              4,382
                                                                                     ----------
                                                                                          8,024
                                                                                     ----------

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             DRUG RETAIL (1.0%)
   304,836   CVS Caremark Corp.                                                      $   29,359
   231,298   Walgreens Boots Alliance, Inc.                                              17,625
                                                                                     ----------
                                                                                         46,984
                                                                                     ----------
             FOOD DISTRIBUTORS (0.1%)
   156,584   Sysco Corp.                                                                  6,215
                                                                                     ----------
             FOOD RETAIL (0.3%)
   130,570   Kroger Co.                                                                   8,384
    60,607   Safeway, Inc.                                                                2,129
    95,646   Whole Foods Market, Inc.                                                     4,822
                                                                                     ----------
                                                                                         15,335
                                                                                     ----------
             HOUSEHOLD PRODUCTS (1.9%)
    34,215   Clorox Co.                                                                   3,565
   227,943   Colgate-Palmolive Co.                                                       15,771
    99,019   Kimberly-Clark Corp.                                                        11,441
   718,528   Procter & Gamble Co.(f)                                                     65,451
                                                                                     ----------
                                                                                         96,228
                                                                                     ----------
             HYPERMARKETS & SUPER CENTERS (1.0%)
   116,418   Costco Wholesale Corp.                                                      16,502
   419,976   Wal-Mart Stores, Inc.(f)                                                    36,068
                                                                                     ----------
                                                                                         52,570
                                                                                     ----------
             PACKAGED FOODS & MEAT (1.4%)
    47,851   Campbell Soup Co.                                                            2,105
   113,351   ConAgra Foods, Inc.                                                          4,112
   160,575   General Mills, Inc.                                                          8,564
    39,508   Hershey Co.                                                                  4,106
    35,685   Hormel Foods Corp.                                                           1,859
    27,245   J.M. Smucker Co.                                                             2,751
    66,750   Kellogg Co.                                                                  4,368
    32,211   Keurig Green Mountain, Inc.                                                  4,265
   156,207   Kraft Foods Group, Inc. "A"                                                  9,788
    34,631   McCormick & Co., Inc.                                                        2,573
    53,603   Mead Johnson Nutrition Co.                                                   5,389
   446,428   Mondelez International Inc. Companies                                       16,217
    77,762   Tyson Foods, Inc. "A"                                                        3,118
                                                                                     ----------
                                                                                         69,215
                                                                                     ----------
             PERSONAL PRODUCTS (0.1%)
   114,371   Avon Products, Inc.                                                          1,074
    59,391   Estee Lauder Companies, Inc. "A"                                             4,525
                                                                                     ----------
                                                                                          5,599
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             SOFT DRINKS (1.8%)
 1,048,161   Coca-Cola Co.                                                           $   44,253
    59,402   Coca-Cola Enterprises, Inc.                                                  2,627
    51,961   Dr Pepper Snapple Group, Inc.                                                3,725
    38,469   Monster Beverage Corp.*                                                      4,168
   397,816   PepsiCo, Inc.                                                               37,617
                                                                                     ----------
                                                                                         92,390
                                                                                     ----------
             TOBACCO (1.4%)
   525,820   Altria Group, Inc.                                                          25,907
    96,118   Lorillard, Inc.                                                              6,050
   413,270   Philip Morris International, Inc.                                           33,661
    81,750   Reynolds American, Inc.                                                      5,254
                                                                                     ----------
                                                                                         70,872
                                                                                     ----------
             Total Consumer Staples                                                     475,490
                                                                                     ----------
             ENERGY (8.1%)
             ------------
             COAL & CONSUMABLE FUELS (0.1%)
    61,836   CONSOL Energy, Inc.                                                          2,091
                                                                                     ----------
             INTEGRATED OIL & GAS (3.6%)
   502,725   Chevron Corp.                                                               56,396
 1,125,915   Exxon Mobil Corp.(f)                                                       104,091
    67,546   Hess Corp.                                                                   4,986
   206,273   Occidental Petroleum Corp.                                                  16,627
                                                                                     ----------
                                                                                        182,100
                                                                                     ----------
             OIL & GAS DRILLING (0.2%)
    18,071   Diamond Offshore Drilling, Inc.                                                663
    62,162   Ensco plc  "A"                                                               1,862
    28,778   Helmerich & Payne, Inc.                                                      1,940
    78,641   Nabors Industries Ltd.                                                       1,021
    67,047   Noble Corp. plc                                                              1,111
    90,263   Transocean, Ltd.                                                             1,655
                                                                                     ----------
                                                                                          8,252
                                                                                     ----------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
   115,126   Baker Hughes, Inc.                                                           6,455
    52,413   Cameron International Corp.*                                                 2,618
    62,237   FMC Technologies, Inc.*                                                      2,915
   225,558   Halliburton Co.                                                              8,871
   114,356   National Oilwell Varco, Inc.                                                 7,494
   342,045   Schlumberger Ltd.                                                           29,214
                                                                                     ----------
                                                                                         57,567
                                                                                     ----------

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   134,650   Anadarko Petroleum Corp.                                                $   11,109
   100,502   Apache Corp.                                                                 6,298
   109,239   Cabot Oil & Gas Corp.                                                        3,235
   139,023   Chesapeake Energy Corp.                                                      2,721
    23,033   Cimarex Energy Co.(f)                                                        2,442
   327,221   ConocoPhillips                                                              22,598
    91,819   Denbury Resources, Inc.                                                        746
   102,405   Devon Energy Corp.                                                           6,268
   145,691   EOG Resources, Inc.                                                         13,414
    40,165   EQT Corp.                                                                    3,040
   178,924   Marathon Oil Corp.                                                           5,062
    44,574   Murphy Oil Corp.                                                             2,252
    36,135   Newfield Exploration Co.*                                                      980
    95,910   Noble Energy, Inc.                                                           4,549
    39,593   Pioneer Natural Resources Co.                                                5,893
    43,614   QEP Resources, Inc.                                                            882
    44,646   Range Resources Corp.                                                        2,386
    94,646   Southwestern Energy Co.*                                                     2,583
                                                                                     ----------
                                                                                         96,458
                                                                                     ----------
             OIL & GAS REFINING & MARKETING (0.5%)
    74,649   Marathon Petroleum Corp.                                                     6,738
   147,156   Phillips 66                                                                 10,551
    33,338   Tesoro Corp.                                                                 2,478
   138,580   Valero Energy Corp.                                                          6,860
                                                                                     ----------
                                                                                         26,627
                                                                                     ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.7%)
   451,756   Kinder Morgan, Inc.                                                         19,114
    55,884   ONEOK, Inc.                                                                  2,782
   177,720   Spectra Energy Corp.                                                         6,451
   179,183   Williams Companies, Inc.                                                     8,053
                                                                                     ----------
                                                                                         36,400
                                                                                     ----------
             Total Energy                                                               409,495
                                                                                     ----------
             FINANCIALS (15.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    14,886   Affiliated Managers Group, Inc.*(f)                                          3,159
    49,180   Ameriprise Financial, Inc.                                                   6,504
   299,482   Bank of New York Mellon Corp., Inc.                                         12,150
    33,887   BlackRock, Inc.                                                             12,117
   104,800   Franklin Resources, Inc.                                                     5,803

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
   115,435   Invesco Ltd.                                                            $    4,562
    26,976   Legg Mason, Inc.                                                             1,440
    56,079   Northern Trust Corp.(c)                                                      3,780
   111,046   State Street Corp.                                                           8,717
    69,057   T. Rowe Price Group, Inc.                                                    5,929
                                                                                     ----------
                                                                                         64,161
                                                                                     ----------
             CONSUMER FINANCE (0.9%)
   236,651   American Express Co.                                                        22,018
   147,590   Capital One Financial Corp.                                                 12,184
   120,665   Discover Financial Services                                                  7,902
   109,287   Navient Corp.                                                                2,362
                                                                                     ----------
                                                                                         44,466
                                                                                     ----------
             DIVERSIFIED BANKS (4.9%)
 2,796,198   Bank of America Corp.(f)                                                    50,024
   805,540   Citigroup, Inc.                                                             43,588
    47,971   Comerica, Inc.                                                               2,247
   993,954   JPMorgan Chase & Co.                                                        62,202
   476,282   U.S. Bancorp                                                                21,409
 1,254,983   Wells Fargo & Co.                                                           68,798
                                                                                     ----------
                                                                                        248,268
                                                                                     ----------
             HEALTH CARE REITs (0.3%)
   122,221   HCP, Inc.                                                                    5,381
    87,223   Health Care REIT, Inc.                                                       6,600
    78,293   Ventas, Inc.                                                                 5,614
                                                                                     ----------
                                                                                         17,595
                                                                                     ----------
             HOTEL & RESORT REITs (0.1%)
   200,791   Host Hotels & Resorts, Inc.                                                  4,773
                                                                                     ----------
             INSURANCE BROKERS (0.3%)
    75,807   Aon plc                                                                      7,189
   143,784   Marsh & McLennan Companies, Inc.                                             8,230
                                                                                     ----------
                                                                                         15,419
                                                                                     ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
   305,628   Charles Schwab Corp.                                                         9,227
    77,702   E*TRADE Financial Corp. *                                                    1,885
   107,739   Goldman Sachs Group, Inc.                                                   20,883
   405,496   Morgan Stanley                                                              15,733
                                                                                     ----------
                                                                                         47,728
                                                                                     ----------
             LIFE & HEALTH INSURANCE (0.9%)
   120,007   AFLAC, Inc.                                                                  7,331
    69,433   Lincoln National Corp.                                                       4,004

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
   302,124   MetLife, Inc.                                                           $   16,342
    72,277   Principal Financial Group, Inc.                                              3,754
   121,825   Prudential Financial, Inc.                                                  11,020
    34,276   Torchmark Corp.                                                              1,857
    66,707   Unum Group                                                                   2,327
                                                                                     ----------
                                                                                         46,635
                                                                                     ----------
             MULTI-LINE INSURANCE (0.6%)
   372,268   American International Group, Inc.                                          20,851
    19,028   Assurant, Inc.                                                               1,302
   130,199   Genworth Financial, Inc. "A"*                                                1,107
   114,790   Hartford Financial Services Group, Inc.                                      4,785
    80,274   Loews Corp.                                                                  3,373
                                                                                     ----------
                                                                                         31,418
                                                                                     ----------
             MULTI-SECTOR HOLDINGS (1.5%)
   484,888   Berkshire Hathaway, Inc. "B"*                                               72,806
    84,120   Leucadia National Corp.                                                      1,886
                                                                                     ----------
                                                                                         74,692
                                                                                     ----------
             PROPERTY & CASUALTY INSURANCE (0.8%)
    88,411   ACE Ltd.                                                                    10,157
   111,443   Allstate Corp.                                                               7,829
    62,526   Chubb Corp.                                                                  6,469
    39,025   Cincinnati Financial Corp.                                                   2,023
   141,918   Progressive Corp.                                                            3,830
    88,067   Travelers Companies, Inc.                                                    9,322
    68,700   XL Group plc                                                                 2,361
                                                                                     ----------
                                                                                         41,991
                                                                                     ----------
             REAL ESTATE SERVICES (0.1%)
    74,653   CBRE Group, Inc. *                                                           2,557
                                                                                     ----------
             REGIONAL BANKS (0.9%)
   191,605   BB&T Corp.                                                                   7,451
   219,472   Fifth Third Bancorp                                                          4,472
   218,891   Huntington Bancshares, Inc.                                                  2,303
   230,226   KeyCorp                                                                      3,200
    35,331   M&T Bank Corp.                                                               4,438
   139,821   PNC Financial Services Group, Inc.                                          12,756
   365,279   Regions Financial Corp.                                                      3,857
   138,640   SunTrust Banks, Inc.                                                         5,809
    53,410   Zions Bancorp                                                                1,523
                                                                                     ----------
                                                                                         45,809
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.1%)
    46,243   Vornado Realty Trust                                                    $    5,443
                                                                                     ----------
             REITs - INDUSTRIAL (0.1%)
   133,181   Prologis, Inc.                                                               5,731
                                                                                     ----------
             REITs - OFFICE (0.1%)
    40,611   Boston Properties, Inc.                                                      5,226
                                                                                     ----------
             REITs - RESIDENTIAL (0.3%)
    39,385   Apartment Investment & Management Co. "A"                                    1,463
    35,223   AvalonBay Communities, Inc.                                                  5,755
    96,156   Equity Residential Properties Trust                                          6,908
    17,038   Essex Property Trust, Inc.                                                   3,520
                                                                                     ----------
                                                                                         17,646
                                                                                     ----------
             REITs - RETAIL (0.5%)
   166,335   General Growth Properties, Inc.                                              4,679
   108,399   Kimco Realty Corp.                                                           2,725
    37,635   The Macerich Co.                                                             3,139
    82,642   Simon Property Group, Inc.                                                  15,050
                                                                                     ----------
                                                                                         25,593
                                                                                     ----------
             REITs - SPECIALIZED (0.7%)
   105,428   American Tower Corp.                                                        10,421
    88,798   Crown Castle International Corp.                                             6,988
    49,935   Iron Mountain, Inc.                                                          1,931
    46,503   Plum Creek Timber Co., Inc.                                                  1,990
    38,649   Public Storage                                                               7,144
   139,232   Weyerhaeuser Co.                                                             4,997
                                                                                     ----------
                                                                                         33,471
                                                                                     ----------
             SPECIALIZED FINANCE (0.5%)
    84,356   CME Group, Inc.                                                              7,478
    29,992   Intercontinental Exchange Group, Inc.(f)                                     6,577
    72,074   McGraw-Hill Companies, Inc.                                                  6,413
    48,828   Moody's Corp.                                                                4,678
    30,728   Nasdaq OMX Group, Inc.                                                       1,474
                                                                                     ----------
                                                                                         26,620
                                                                                     ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   129,171   Hudson City Bancorp, Inc.                                                    1,307
    81,941   People's United Financial, Inc.                                              1,244
                                                                                     ----------
                                                                                          2,551
                                                                                     ----------
             Total Financials                                                           807,793
                                                                                     ----------

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             HEALTH CARE (13.6%)
             ------------------
             BIOTECHNOLOGY (2.8%)
    52,735   Alexion Pharmaceuticals, Inc.*                                          $    9,758
   202,263   Amgen, Inc.                                                                 32,218
    62,796   Biogen Idec, Inc.*                                                          21,316
   212,377   Celgene Corp.*                                                              23,756
   401,154   Gilead Sciences, Inc.*                                                      37,813
    19,735   Regeneron Parmaceuticals, Inc.*                                              8,096
    63,963   Vertex Pharmaceuticals, Inc.*                                                7,599
                                                                                     ----------
                                                                                        140,556
                                                                                     ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
    55,231   AmerisourceBergen Corp.                                                      4,980
    88,286   Cardinal Health, Inc.                                                        7,127
    61,657   McKesson Corp.                                                              12,799
    22,813   Patterson Companies, Inc.                                                    1,097
                                                                                     ----------
                                                                                         26,003
                                                                                     ----------
             HEALTH CARE EQUIPMENT (2.1%)
   400,299   Abbott Laboratories                                                         18,021
   144,385   Baxter International, Inc.                                                  10,582
    51,204   Becton, Dickinson & Co.                                                      7,126
   352,703   Boston Scientific Corp.*                                                     4,673
    19,802   C.R. Bard, Inc.                                                              3,299
    54,026   Carefusion Corp.*                                                            3,206
   120,380   Covidien plc                                                                12,313
    28,583   Edwards Lifesciences Corp.*                                                  3,641
     9,639   Intuitive Surgical, Inc.*                                                    5,098
   261,649   Medtronic, Inc.                                                             18,891
    76,234   St. Jude Medical, Inc.                                                       4,958
    79,399   Stryker Corp.                                                                7,490
    26,587   Varian Medical Systems, Inc.*                                                2,300
    45,036   Zimmer Holdings, Inc.                                                        5,108
                                                                                     ----------
                                                                                        106,706
                                                                                     ----------
             HEALTH CARE FACILITIES (0.1%)
    26,557   Tenet Healthcare Corp.*                                                      1,346
    24,164   Universal Health Services, Inc. "B"                                          2,688
                                                                                     ----------
                                                                                          4,034
                                                                                     ----------
             HEALTH CARE SERVICES (0.5%)
    45,767   DaVita, Inc.*                                                                3,466
   195,141   Express Scripts Holding Co.*                                                16,523

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------

    22,459   Laboratory Corp. of America Holdings*                                   $    2,423
    38,124   Quest Diagnostics, Inc.                                                      2,557
                                                                                     ----------
                                                                                         24,969
                                                                                     ----------
             HEALTH CARE SUPPLIES (0.0%)
    38,047   DENTSPLY International, Inc.                                                 2,027
                                                                                     ----------
             HEALTH CARE TECHNOLOGY (0.1%)
    80,437   Cerner Corp. *                                                               5,201
                                                                                     ----------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    89,074   Agilent Technologies, Inc.                                                   3,647
    29,579   PerkinElmer, Inc.                                                            1,294
   106,381   Thermo Fisher Scientific, Inc.                                              13,328
    21,984   Waters Corp.*                                                                2,478
                                                                                     ----------
                                                                                         20,747
                                                                                     ----------
             MANAGED HEALTH CARE (1.1%)
    93,524   Aetna, Inc.                                                                  8,308
    71,791   Anthem Inc.                                                                  9,022
    69,446   CIGNA Corp.                                                                  7,146
    40,700   Humana, Inc.                                                                 5,846
   255,192   UnitedHealth Group, Inc.                                                    25,797
                                                                                     ----------
                                                                                         56,119
                                                                                     ----------
             PHARMACEUTICALS (6.0%)
   423,658   AbbVie, Inc.                                                                27,724
    70,477   Actavis plc*                                                                18,142
    79,200   Allergan, Inc.                                                              16,837
   441,075   Bristol-Myers Squibb Co.                                                    26,037
   260,555   Eli Lilly and Co.                                                           17,976
    45,008   Hospira, Inc.*                                                               2,757
   744,271   Johnson & Johnson                                                           77,828
    30,920   Mallinckrodt plc*                                                            3,062
   758,038   Merck & Co., Inc.                                                           43,049
    99,822   Mylan, Inc.*                                                                 5,627
    37,440   Perrigo Co. plc                                                              6,258
 1,675,317   Pfizer, Inc.(f)                                                             52,186
   132,814   Zoetis, Inc.                                                                 5,715
                                                                                     ----------
                                                                                        303,198
                                                                                     ----------
             Total Health Care                                                          689,560
                                                                                     ----------
             INDUSTRIALS (10.0%)
             ------------------
             AEROSPACE & DEFENSE (2.6%)
   176,339   Boeing Co.                                                                  22,921
    83,607   General Dynamics Corp.                                                      11,506

================================================================================

22   | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
   208,275   Honeywell International, Inc.                                           $   20,811
    22,600   L-3 Communications Holdings, Inc.                                            2,852
    71,357   Lockheed Martin Corp.                                                       13,741
    53,751   Northrop Grumman Corp.                                                       7,922
    37,928   Precision Castparts Corp.                                                    9,136
    82,101   Raytheon Co.                                                                 8,881
    35,152   Rockwell Collins, Inc.                                                       2,970
    73,106   Textron, Inc.                                                                3,078
   225,496   United Technologies Corp.                                                   25,932
                                                                                     ----------
                                                                                        129,750
                                                                                     ----------
             AGRICULTURAL & FARM MACHINERY (0.2%)
    95,323   Deere & Co.                                                                  8,433
                                                                                     ----------
             AIR FREIGHT & LOGISTICS (0.7%)
    39,094   C.H. Robinson Worldwide, Inc.                                                2,928
    50,850   Expeditors International of Washington, Inc.                                 2,268
    70,014   FedEx Corp.                                                                 12,159
   185,450   United Parcel Service, Inc. "B"                                             20,616
                                                                                     ----------
                                                                                         37,971
                                                                                     ----------
             AIRLINES (0.4%)
   222,591   Delta Air Lines, Inc.                                                       10,949
   180,470   Southwest Airlines Co.                                                       7,638
                                                                                     ----------
                                                                                         18,587
                                                                                     ----------
             BUILDING PRODUCTS (0.1%)
    25,555   Allegion Public Ltd.                                                         1,417
    94,261   Masco Corp.                                                                  2,376
                                                                                     ----------
                                                                                          3,793
                                                                                     ----------
             CONSTRUCTION & ENGINEERING (0.1%)
    41,299   Fluor Corp.                                                                  2,504
    34,851   Jacobs Engineering Group, Inc.*                                              1,557
    57,295   Quanta Services, Inc.*                                                       1,627
                                                                                     ----------
                                                                                          5,688
                                                                                     ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   160,999   Caterpillar, Inc.                                                           14,736
    45,265   Cummins, Inc.                                                                6,526
    26,334   Joy Global, Inc.                                                             1,225
    94,023   PACCAR, Inc.                                                                 6,395
                                                                                     ----------
                                                                                         28,882
                                                                                     ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    25,907   Cintas Corp.                                                                 2,032
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    65,146   Ametek, Inc.                                                            $    3,428
   126,075   Eaton Corp. plc                                                              8,568
   184,590   Emerson Electric Co.                                                        11,395
    36,131   Rockwell Automation, Inc.                                                    4,018
                                                                                     ----------
                                                                                         27,409
                                                                                     ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    67,403   Republic Services, Inc.                                                      2,713
    22,517   Stericycle, Inc.*                                                            2,952
   113,428   Waste Management, Inc.                                                       5,821
                                                                                     ----------
                                                                                         11,486
                                                                                     ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    36,410   Robert Half International, Inc.                                              2,126
                                                                                     ----------
             INDUSTRIAL CONGLOMERATES (2.2%)
   170,374   3M Co.                                                                      27,996
   162,563   Danaher Corp.                                                               13,933
 2,670,489   General Electric Co.                                                        67,483
    26,778   Roper Industries, Inc.                                                       4,187
                                                                                     ----------
                                                                                        113,599
                                                                                     ----------
             INDUSTRIAL MACHINERY (0.8%)
    44,098   Dover Corp.                                                                  3,163
    36,299   Flowserve Corp.                                                              2,172
    95,387   Illinois Tool Works, Inc.                                                    9,033
    70,466   Ingersoll-Rand plc                                                           4,467
    28,353   Pall Corp.                                                                   2,869
    39,662   Parker-Hannifin Corp.                                                        5,114
    49,728   Pentair plc                                                                  3,303
    15,311   Snap-On, Inc.                                                                2,094
    41,667   Stanley Black & Decker, Inc.                                                 4,003
    48,611   Xylem, Inc.                                                                  1,851
                                                                                     ----------
                                                                                         38,069
                                                                                     ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
    52,752   Pitney Bowes, Inc.                                                           1,286
                                                                                     ----------
             RAILROADS (1.0%)
   264,890   CSX Corp.                                                                    9,597
    29,143   Kansas City Southern                                                         3,556
    82,502   Norfolk Southern Corp.                                                       9,043
   236,397   Union Pacific Corp.                                                         28,162
                                                                                     ----------
                                                                                         50,358
                                                                                     ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             RESEARCH & CONSULTING SERVICES (0.1%)
     9,447   Dun & Bradstreet Corp.                                                  $    1,143
    32,076   Equifax, Inc.                                                                2,594
    86,195   Nielsen Holdings N.V.                                                        3,855
                                                                                     ----------
                                                                                          7,592
                                                                                     ----------
             SECURITY & ALARM SERVICES (0.1%)
    46,109   ADT Corp.                                                                    1,671
   110,714   Tyco International plc                                                       4,856
                                                                                     ----------
                                                                                          6,527
                                                                                     ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    72,961   Fastenal Co.                                                                 3,470
    26,538   United Rentals, Inc.*(f)                                                     2,707
    16,110   W.W. Grainger, Inc.                                                          4,106
                                                                                     ----------
                                                                                         10,283
                                                                                     ----------
             TRUCKING (0.0%)
    14,097   Ryder System, Inc.                                                           1,309
                                                                                     ----------
             Total Industrials                                                          505,180
                                                                                     ----------
             INFORMATION TECHNOLOGY (18.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.6%)
   125,974   Adobe Systems, Inc.*                                                         9,158
    60,683   Autodesk, Inc.*                                                              3,645
         1   CDK Global, Inc.                                                                 -
    43,138   Citrix Systems, Inc.*                                                        2,752
    75,885   Intuit, Inc.                                                                 6,996
   156,037   salesforce.com, Inc.*                                                        9,254
                                                                                     ----------
                                                                                         31,805
                                                                                     ----------
             COMMUNICATIONS EQUIPMENT (1.6%)
 1,359,461   Cisco Systems, Inc.                                                         37,813
    19,544   F5 Networks, Inc.*                                                           2,550
    28,038   Harris Corp.                                                                 2,014
   102,407   Juniper Networks, Inc.                                                       2,286
    56,344   Motorola Solutions, Inc.                                                     3,779
   442,082   QUALCOMM, Inc.                                                              32,860
                                                                                     ----------
                                                                                         81,302
                                                                                     ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
    16,911   Alliance Data Systems Corp.*                                                 4,837
   128,187   Automatic Data Processing, Inc.                                             10,687
    37,390   Computer Sciences Corp.                                                      2,358
    75,850   Fidelity National Information Services, Inc.                                 4,718
    64,973   Fiserv, Inc.*                                                                4,611

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
   260,757   MasterCard, Inc. "A"                                                    $   22,467
    86,861   Paychex, Inc.                                                                4,010
    43,648   Total System Services, Inc.                                                  1,482
   129,869   Visa, Inc. "A"                                                              34,052
   139,218   Western Union Co.                                                            2,493
   285,119   Xerox Corp.                                                                  3,952
                                                                                     ----------
                                                                                         95,667
                                                                                     ----------
             ELECTRONIC COMPONENTS (0.2%)
    82,308   Amphenol Corp. "A"                                                           4,429
   341,935   Corning, Inc.                                                                7,841
                                                                                     ----------
                                                                                         12,270
                                                                                     ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    37,080   FLIR Systems, Inc.                                                           1,198
                                                                                     ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
   108,152   TE Connectivity Ltd.                                                         6,841
                                                                                     ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    83,168   Electronic Arts, Inc.*                                                       3,910
                                                                                     ----------
             INTERNET SOFTWARE & SERVICES (3.1%)
    47,599   Akamai Technologies, Inc.*                                                   2,997
   300,610   eBay, Inc.*                                                                 16,870
   555,952   Facebook, Inc. "A"*                                                         43,375
    75,792   Google, Inc. "A" *                                                          40,220
    75,722   Google, Inc. "C" *                                                          39,860
    28,839   VeriSign, Inc.*                                                              1,644
   234,258   Yahoo!, Inc.*                                                               11,832
                                                                                     ----------
                                                                                        156,798
                                                                                     ----------
             IT CONSULTING & OTHER SERVICES (1.3%)
   166,862   Accenture plc "A"                                                           14,902
   161,919   Cognizant Technology Solutions Corp. "A"*                                    8,527
   244,738   International Business Machines Corp.                                       39,266
    40,684   Teradata Corp.*                                                              1,777
                                                                                     ----------
                                                                                         64,472
                                                                                     ----------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   324,044   Applied Materials, Inc.                                                      8,075
    43,852   KLA-Tencor Corp.                                                             3,084
    42,541   Lam Research Corp.                                                           3,375
                                                                                     ----------
                                                                                         14,534
                                                                                     ----------
             SEMICONDUCTORS (2.1%)
    80,884   Altera Corp.                                                                 2,988
    83,160   Analog Devices, Inc.                                                         4,617

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
    67,225   Avago Technologies Ltd.                                                 $    6,762
   143,318   Broadcom Corp. "A"                                                           6,210
    19,614   First Solar, Inc.*                                                             875
 1,285,516   Intel Corp.                                                                 46,651
    63,290   Linear Technology Corp.                                                      2,886
    53,341   Microchip Technology, Inc.                                                   2,406
   285,366   Micron Technology, Inc.*                                                     9,990
   138,192   NVIDIA Corp.                                                                 2,771
   280,533   Texas Instruments, Inc.                                                     14,999
    70,286   Xilinx, Inc.                                                                 3,043
                                                                                     ----------
                                                                                        104,198
                                                                                     ----------
             SYSTEMS SOFTWARE (3.0%)
    84,980   CA, Inc.                                                                     2,588
 2,191,685   Microsoft Corp.(f)                                                         101,804
   860,205   Oracle Corp.                                                                38,683
    49,896   Red Hat, Inc.*                                                               3,450
   183,684   Symantec Corp.                                                               4,712
                                                                                     ----------
                                                                                        151,237
                                                                                     ----------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.5%)
 1,559,446   Apple, Inc.(f)                                                             172,132
   540,926   EMC Corp.                                                                   16,087
   496,195   Hewlett-Packard Co.                                                         19,912
    82,479   NetApp, Inc.                                                                 3,419
    58,654   SanDisk Corp.                                                                5,747
    87,325   Seagate Technology plc                                                       5,807
    58,083   Western Digital Corp.                                                        6,430
                                                                                     ----------
                                                                                        229,534
                                                                                     ----------
             Total Information Technology                                               953,766
                                                                                     ----------
             MATERIALS (3.0%)
             ---------------
             ALUMINUM (0.1%)
   315,190   Alcoa, Inc.                                                                  4,977
                                                                                     ----------
             COMMODITY CHEMICALS (0.2%)
   110,499   LyondellBasell Industries N.V.                                               8,773
                                                                                     ----------
             CONSTRUCTION MATERIALS (0.1%)
    16,538   Martin Marietta Materials, Inc.                                              1,825
    35,148   Vulcan Materials Co.                                                         2,310
                                                                                     ----------
                                                                                          4,135
                                                                                     ----------
             DIVERSIFIED CHEMICALS (0.7%)
   294,554   Dow Chemical Co.                                                            13,435
   240,828   E.I. du Pont de Nemours & Co.                                               17,807

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
    39,548   Eastman Chemical Co.                                                    $    3,000
    35,598   FMC Corp.                                                                    2,030
                                                                                     ----------
                                                                                         36,272
                                                                                     ----------
             DIVERSIFIED METALS & MINING (0.1%)
   277,141   Freeport-McMoRan Copper & Gold, Inc.                                         6,474
                                                                                     ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    13,312   CF Industries Holdings, Inc.                                                 3,628
   128,679   Monsanto Co.                                                                15,373
    83,902   Mosaic Co.                                                                   3,830
                                                                                     ----------
                                                                                         22,831
                                                                                     ----------
             GOLD (0.0%)
   131,683   Newmont Mining Corp.                                                         2,489
                                                                                     ----------
             INDUSTRIAL GASES (0.4%)
    51,116   Air Products & Chemicals, Inc.                                               7,372
    18,025   Airgas, Inc.                                                                 2,076
    77,460   Praxair, Inc.                                                               10,036
                                                                                     ----------
                                                                                         19,484
                                                                                     ----------
             METAL & GLASS CONTAINERS (0.1%)
    36,288   Ball Corp.                                                                   2,474
    42,941   Owens-Illinois, Inc.*                                                        1,159
                                                                                     ----------
                                                                                          3,633
                                                                                     ----------
             PAPER PACKAGING (0.1%)
    24,195   Avery Dennison Corp.                                                         1,255
    44,396   MeadWestvaco Corp.                                                           1,971
    55,982   Sealed Air Corp.                                                             2,375
                                                                                     ----------
                                                                                          5,601
                                                                                     ----------
             PAPER PRODUCTS (0.1%)
   112,726   International Paper Co.                                                      6,040
                                                                                     ----------
             SPECIALTY CHEMICALS (0.6%)
    71,810   Ecolab, Inc.                                                                 7,506
    21,400   International Flavors & Fragrances, Inc.                                     2,169
    36,448   PPG Industries, Inc.                                                         8,425
    21,735   Sherwin-Williams Co.                                                         5,717
    31,800   Sigma-Aldrich Corp.                                                          4,365
                                                                                     ----------
                                                                                         28,182
                                                                                     ----------
             STEEL (0.1%)
    28,423   Allegheny Technologies, Inc.                                                   988
    84,814   Nucor Corp.                                                                  4,160
                                                                                     ----------
                                                                                          5,148
                                                                                     ----------
             Total Materials                                                            154,039
                                                                                     ----------

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (2.2%)
             --------------------------------
             ALTERNATIVE CARRIERS (0.1%)
    74,623   Level 3 Communications, Inc.*                                           $    3,685
                                                                                     ----------
             INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
 1,379,239   AT&T, Inc.(f)                                                               46,328
   152,150   CenturyLink, Inc.                                                            6,022
   263,291   Frontier Communications Corp.                                                1,756
 1,103,415   Verizon Communications, Inc.                                                51,618
   158,620   Windstream Holdings, Inc.                                                    1,307
                                                                                     ----------
                                                                                        107,031
                                                                                     ----------
             Total Telecommunication Services                                           110,716
                                                                                     ----------
             UTILITIES (3.1%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
   130,297   American Electric Power Co., Inc.                                            7,912
    86,747   Edison International                                                         5,680
    48,173   Entergy Corp.                                                                4,214
   228,618   Exelon Corp.                                                                 8,477
   111,551   FirstEnergy Corp.                                                            4,349
   116,124   NextEra Energy, Inc.                                                        12,343
    84,554   Northeast Utilities                                                          4,525
    66,576   Pepco Holdings, Inc.                                                         1,793
    29,076   Pinnacle West Capital Corp.                                                  1,986
   177,165   PPL Corp.                                                                    6,437
   239,077   Southern Co.                                                                11,741
   134,967   Xcel Energy, Inc.                                                            4,848
                                                                                     ----------
                                                                                         74,305
                                                                                     ----------
             GAS UTILITIES (0.0%)
    31,625   AGL Resources, Inc.                                                          1,724
                                                                                     ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   173,849   AES Corp.                                                                    2,394
    89,228   NRG Energy, Inc.                                                             2,405
                                                                                     ----------
                                                                                          4,799
                                                                                     ----------
             MULTI-UTILITIES (1.5%)
    64,055   Ameren Corp.                                                                 2,955
   113,206   CenterPoint Energy, Inc.                                                     2,652
    74,010   CMS Energy Corp.                                                             2,572
    77,941   Consolidated Edison, Inc.                                                    5,145
   155,331   Dominion Resources, Inc.                                                    11,945
    47,227   DTE Energy Co.                                                               4,079
   188,165   Duke Energy Corp.                                                           15,719

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
     20,957   Integrys Energy Group, Inc.                                                $    1,631
     83,707   NiSource, Inc.                                                                  3,551
    126,250   PG&E Corp.                                                                      6,722
    134,645   Public Service Enterprise Group, Inc.                                           5,576
     38,224   SCANA Corp.                                                                     2,309
     61,327   Sempra Energy                                                                   6,829
     61,702   TECO Energy, Inc.                                                               1,264
     60,309   Wisconsin Energy Corp.                                                          3,181
                                                                                         ----------
                                                                                             76,130
                                                                                         ----------
              Total Utilities                                                               156,958
                                                                                         ----------
              Total Common Stocks (cost: $2,683,743)                                      4,851,518
                                                                                         ----------

              MONEY MARKET INSTRUMENTS (4.2%)

              MONEY MARKET FUND (4.0%)
202,045,083   Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(a),(d)     202,045
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.2%)
     $9,675   0.03%, 4/30/15(b),(e)                                                           9,674
                                                                                         ----------
              Total Money Market Instruments (cost: $211,719)                               211,719
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $2,895,462)                                       $5,063,237
                                                                                         ==========

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS        OBSERVABLE      UNOBSERVABLE
                                FOR IDENTICAL ASSETS            INPUTS            INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $4,851,518           $-             $-             $4,851,518

Money Market Instruments:
  Money Market Fund                         202,045            -              -                202,045
  U.S. Treasury Bills                         9,674            -              -                  9,674

Other financial instruments(1)                3,746            -              -                  3,746
------------------------------------------------------------------------------------------------------
Total                                    $5,066,983           $-             $-             $5,066,983
------------------------------------------------------------------------------------------------------

(1)Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   REIT - Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at December 31, 2014.

   (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

   (c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
       (NTI), which is the subadviser of the Fund.

   (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

   (e) Security with a value of $9,674,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

   (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2014.

                                                                     VALUE AT
                                                                    DECEMBER 31,   UNREALIZED
TYPE OF FUTURE          EXPIRATION        CONTRACTS    POSITION        2014       APPRECIATION
----------------------------------------------------------------------------------------------
E-mini S&P 500
 Index Futures         March 20, 2015        2,092       Long      $214,681,000    $3,746,000

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,895,462)                  $5,063,237
   Receivables:
       Capital shares sold                                                               5,942
       USAA Asset Management Company (Note 6D)                                             235
       Dividends and interest                                                            6,491
       Other                                                                                10
                                                                                    ----------
          Total assets                                                               5,075,915
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                                  95
      Capital shares redeemed                                                            4,279
   Variation margin on futures contracts                                                 2,540
   Accrued management fees                                                                 470
   Accrued administration and servicing fees                                                14
   Accrued transfer agent's fees                                                            54
   Other accrued expenses and payables                                                     191
                                                                                    ----------
          Total liabilities                                                             7,643
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $5,068,272
                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $2,924,613
  Accumulated undistributed net investment income                                        2,909
  Accumulated net realized loss on investments and futures transactions                (30,771)
  Net unrealized appreciation of investments and futures contracts                   2,171,521
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $5,068,272
                                                                                    ==========
  Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,761,616/93,897 shares outstanding)            $    29.41
                                                                                    ==========
      Reward Shares (net assets of $2,306,656/78,414 shares outstanding)            $    29.42
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends                                                                 $ 93,520
     Interest                                                                        25
                                                                               --------
             Total income                                                        93,545
                                                                               --------
EXPENSES
     Management fees                                                              4,663
     Administration and servicing fees:
          Member Shares                                                           1,589
          Reward Shares                                                           1,209
     Transfer agent's fees:
          Member Shares                                                           2,695
          Reward Shares                                                             171
     Custody and accounting fees:
          Member Shares                                                              20
          Reward Shares                                                              13
     Postage:
          Member Shares                                                             157
          Reward Shares                                                              22
     Shareholder reporting fees:
          Member Shares                                                              81
          Reward Shares                                                               5
     Trustees' fees                                                                  22
     Registration fees:
          Member Shares                                                              55
          Reward Shares                                                              95
     Professional fees                                                              284
     Other                                                                          110
                                                                               --------
             Total expenses                                                      11,191
     Expenses reimbursed:
          Member Shares                                                            (869)
          Reward Shares                                                            (694)
                                                                               --------
             Net expenses                                                         9,628
                                                                               --------
NET INVESTMENT INCOME                                                            83,917
                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS
     Net realized gain (loss) on:
          Investments                                                            (3,632)
          Futures transactions                                                   18,765
     Change in net unrealized appreciation/depreciation of:
          Investments                                                           497,647
          Futures contracts                                                        (686)
                                                                               --------
               Net realized and unrealized gain                                 512,094
                                                                               --------
     Increase in net assets resulting from operations                          $596,011
                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                        2014               2013
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $   83,917         $   72,874
   Net realized loss on investments                                   (3,632)           (49,133)
   Net realized gain on futures transactions                          18,765             14,236
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    497,647          1,019,633
      Futures contracts                                                 (686)             4,402
                                                                  -----------------------------
      Increase in net assets resulting from operations               596,011          1,062,012
                                                                  -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                  (46,090)           (41,086)
      Reward Shares                                                  (37,554)           (28,088)
                                                                  -----------------------------
      Distributions to Shareholders                                  (83,644)           (69,174)
                                                                  -----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
      Member Shares                                                 (100,974)          (155,609)
      Reward Shares                                                  252,476            277,372
                                                                  -----------------------------
           Total net increase in net assets
               from capital share transactions                       151,502            121,763
                                                                  -----------------------------
      Capital contribution from USAA Transfer Agency
           Company:
           Reward Shares                                                   -                 11
                                                                  -----------------------------
   Net increase in net assets                                        663,869          1,114,612

NET ASSETS
   Beginning of year                                               4,404,403          3,289,791
                                                                  -----------------------------
   End of year                                                    $5,068,272         $4,404,403
                                                                  =============================
Accumulated undistributed net investment income:
   End of year                                                    $    2,909         $    3,262
                                                                  =============================

See accompanying notes to financial statements.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

       fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options,

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

   guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at December 31, 2014, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2014* (IN THOUSANDS)

                                ASSET DERIVATIVES                    LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------
                                STATEMENT OF                      STATEMENT OF
DERIVATIVES NOT                 ASSETS AND                        ASSETS AND
ACCOUNTED FOR AS                LIABILITIES                       LIABILITIES
HEDGING INSTRUMENTS             LOCATION            FAIR VALUE    LOCATION         FAIR VALUE
---------------------------------------------------------------------------------------------
Equity contracts                Net unrealized      $3,746**       -                  $-
                                appreciation of
                                investments and
                                futures contracts
---------------------------------------------------------------------------------------------

 * For open derivative instruments as of December 31, 2014, see the notes to portfolio of investments, which also is indicative of activity for the year ended December 31, 2014.

** Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation notes to margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2014 (IN THOUSANDS)

                                                                      CHANGE IN
                                                                      UNREALIZED
DERIVATIVES NOT                                      REALIZED         APPRECIATION
ACCOUNTED FOR AS      STATEMENT OF                   GAIN (LOSS) ON   (DEPRECIATION)
HEDGING INSTRUMENTS   OPERATIONS LOCATION            DERIVATIVES      ON DERIVATIVES
-----------------------------------------------------------------------------------
Equity contracts      Net realized gain (loss) on    $18,765          $(686)
                      futures transactions/
                      Change in net unrealized
                      appreciation/depreciation
                      of futures contracts
-----------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

   The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2014, the Fund paid CAPCO facility fees of $24,000, which represents 6.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for non-REIT return of capital dividend adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and accumulated net realized loss on investments by $626,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2014, and 2013, was as follows:

                                           2014                          2013
                                         ---------------------------------------
Ordinary income*                         $83,644,000                 $69,174,000

As of December 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                       $2,909,000
Accumulated capital and other losses                                 (2,100,000)
Unrealized appreciation of investments                            2,142,850,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend, and mark-to-market adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

For the year ended December 31, 2014, the Fund utilized post-enactment capital loss carryforwards of $24,439,000, to offset capital gains. At December 31, 2014, the Fund had no pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards of $2,100,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2014, were $221,224,000 and $121,649,000, respectively.

As of December 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $2,920,387,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2014, for federal income tax purposes, were $2,297,758,000 and $154,908,000, respectively, resulting in net unrealized appreciation of $2,142,850,000.

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

Capital share transactions were as follows, in thousands:

                                            YEAR ENDED             YEAR ENDED
                                        DECEMBER 31, 2014       DECEMBER 31, 2013
----------------------------------------------------------------------------------
                                     SHARES     AMOUNT        SHARES      AMOUNT
                                   -----------------------------------------------
   MEMBER SHARES:
   Shares sold                      16,800     $ 462,731      16,621     $ 388,805
   Shares issued from reinvested
    dividends                        1,616        45,208       1,697        40,074
   Shares redeemed                 (21,972)     (608,913)    (24,918)     (584,488)
                                   -----------------------------------------------
   Net decrease from capital
    share transactions              (3,556)    $(100,974)     (6,600)    $(155,609)
                                   ===============================================
   REWARD SHARES:
   Shares sold                      18,030     $ 501,244      19,506     $ 459,343
   Shares issued from
    reinvested dividends             1,283        35,956       1,135        26,883
   Shares redeemed                 (10,331)     (284,724)     (8,907)     (208,854)
                                   -----------------------------------------------
   Net increase from capital
    share transactions               8,982     $ 252,476      11,734     $ 277,372
                                   ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

   The investment management fee for the Fund is accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2014, the Fund incurred management fees, paid or payable to the Manager, of $4,663,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2014, the Manager incurred subadvisory fees, paid or payable to NTI, of $533,000.

   NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2014, NTI remitted $3,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

   NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2014, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,589,000 and $1,209,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2014, the Fund reimbursed the Manager $135,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

D. EXPENSE LIMITATION - The Manager agreed, through May 1, 2015 to limit the total annual operating expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2014, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $869,000 and $694,000, respectively, of which $235,000 in total was receivable from the Manager.

   In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2014, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $26,000 and $20,000, respectively.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended December 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $2,695,000 and $171,000, respectively.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders'

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

    accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Reward Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.0*
USAA Cornerstone Equity Fund                                            0.1
USAA Target Retirement Income Fund                                      0.2
USAA Target Retirement 2020 Fund                                        0.5
USAA Target Retirement 2030 Fund                                        1.2
USAA Target Retirement 2040 Fund                                        1.5
USAA Target Retirement 2050 Fund                                        0.8
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.01%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS - MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------------------------------
                                 2014            2013             2012              2011           2010
                           ----------------------------------------------------------------------------
Net asset value at
 beginning of period       $    26.39      $    20.34       $    18.83        $    18.86     $    16.71
                           ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .49             .44              .41               .39            .30
 Net realized and
  unrealized gain (loss)         3.01            6.02             2.54              (.05)          2.15
                           ----------------------------------------------------------------------------
Total from investment
 operations                      3.50            6.46             2.95               .34           2.45
                           ----------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.48)           (.41)            (.43)             (.37)          (.30)
 Realized capital gains             -               -            (1.01)                -              -
                           ----------------------------------------------------------------------------
Total distributions              (.48)           (.41)           (1.44)             (.37)          (.30)
                           ----------------------------------------------------------------------------
Net asset value at
 end of period             $    29.41      $    26.39       $    20.34        $    18.83     $    18.86
                           ============================================================================
Total return (%)*               13.38           32.03            15.75              1.82          14.81
Net assets at
 end of period (000)       $2,761,616      $2,571,828       $2,116,203        $1,967,983     $2,021,901
Ratios to average
 net assets:**
 Expenses (%)(a)                  .25             .25              .25               .25            .25
 Expenses, excluding
   reimbursements (%)(a)          .28             .30              .32               .33            .36
 Net investment income (%)       1.76            1.85             2.06              2.03           1.75
Portfolio turnover (%)              3               3                4                 3              4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S.
    generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were
    $2,647,935,000.
(a) Reflects total annual operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -            (.00%)(+)        (.00%)(+)         (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------------------------------
                                 2014            2013             2012              2011           2010
                           ----------------------------------------------------------------------------
Net asset value at
 beginning of period       $    26.39      $    20.34       $    18.83        $    18.86     $    16.71
                           ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .51             .45              .43               .40            .33
 Net realized and
  unrealized gain (loss)         3.03            6.04             2.54              (.04)          2.15
                           ----------------------------------------------------------------------------
Total from investment
 operations                      3.54            6.49             2.97               .36           2.48
                           ----------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.51)           (.44)            (.45)             (.39)          (.33)
 Realized capital gains             -               -            (1.01)                -              -
                           ----------------------------------------------------------------------------
Total distributions              (.51)           (.44)           (1.46)             (.39)          (.33)
                           ----------------------------------------------------------------------------
Net asset value at
 end of period             $    29.42      $    26.39       $    20.34        $    18.83     $    18.86
                           ============================================================================
Total return (%)*               13.53           32.16            15.86              1.96          14.99
Net assets at
 end of period (000)       $2,306,656      $1,832,575       $1,173,588        $1,316,754     $1,159,476
Ratios to average
 net assets:**
 Expenses (%)(a)                  .15             .15              .15               .13(b)         .09
 Expenses, excluding
   reimbursements (%)(a)          .18             .20              .27               .24            .24
 Net investment income (%)       1.86            1.95             2.15              2.14           1.92
Portfolio turnover (%)              3               3                4                 3              4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were
    $2,015,057,000.
(a) Reflects total annual operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -            (.00%)(+)        (.00%)(+)         (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the
    Reward Shares for expenses in excess of 0.15% of their annual average net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their annual average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

December 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2014, through December 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                            BEGINNING               ENDING              DURING PERIOD*
                                          ACCOUNT VALUE          ACCOUNT VALUE           JULY 1, 2014 -
                                           JULY 1, 2014        DECEMBER 31, 2014       DECEMBER 31, 2014
                                        ----------------------------------------------------------------
MEMBER SHARES
Actual                                     $1,000.00              $1,059.90                  $1.30

Hypothetical
(5% return before expenses)                 1,000.00               1,023.95                   1.28

REWARD SHARES
Actual                                      1,000.00               1,060.40                   0.78

Hypothetical
(5% return before expenses)                 1,000.00               1,024.45                   0.77

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
 Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 5.99% for Member Shares and 6.04% for Reward Shares for the six-month period of July 1, 2014, through December 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (02/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (08/11-04/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (09/07-09/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year's experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 8)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over three years as a Board Member of the USAA family of funds. Paul
L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA
       Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (8) Ms. Hawley was designated as an Audit Committee Financial Expert by the Funds' Board in September 2014.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (06/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, FASG General Counsel (04/13-11/14); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          The Northern Trust Company
ACCOUNTING AGENT                       50 S. LaSalle St.
                                       Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201617-0215

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

   =============================================================================
   29237-0215                                (C)2015, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2014 and 2013 were $419,808 and $419,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2014 and 2013 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended December 31, 2014 and 2013 were $15,164 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2014 and 2013 were $67,300 and $406,468, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.
Item